SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP, NGSP
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
FORM 5500, SCHEDULE H, PART IV, LINE 4i,
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

$ in thousands
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	Cost	Current Value
*	Northrop Grumman Defined Contribution Plans Master Trust	Participation in Northrop Grumman Defined Contribution Plans Master Trust Retirement Account	$47,686	$174,374
*	Northrop Grumman Defined Contribution Plans Master Trust	Participation in Northrop Grumman Defined Contribution Plans Master Trust Savings Account	**	325,318
*	State Street Bank and Trust Company	State Street Bank and Trust Company short-term investment fund	**	85
*	Plan Participants	Participant loans (maturing from 2026 to 2030 at interest rates ranging from 4.25 percent to 9.5 percent)	**	427
	Total		$47,686	$500,204

*	Party-in-interest
**	Cost information is not required for participant-directed investments and loans, and therefore is not included.